Fair value measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
ASSETS
asset position	$ 0	$ 537
Significant Other Observable Inputs (Level 2) | Designated as cash flow hedges
ASSETS
Total	0	0
LIABILITIES
Total	0	0
Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
ASSETS
Total	0	537
LIABILITIES
Total	2,398	1,799
Forward freight agreements | Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
ASSETS
asset position		537
LIABILITIES
liability position	1,902
Bunker swaps | Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
LIABILITIES
liability position	$ 496	$ 1,799